Income Taxes - Changes in deferred tax, valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Changes in deferred tax, valuation allowance
Balance at the beginning of the period	$ 61,902	$ 47,908
(Decrease) increase due to NOLs and temporary differences	16,100	13,994
(Decrease) increase due to acquisitions	5,638
Balance at the end of the period	$ 83,640	$ 61,902